UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Moulineax

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period:  4/30/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

The Gaming and Casino Fund
PORTFOLIO OF INVESTMENTS
April 30, 2008 (Unaudited)
	Shares		Value
		COMMON STOCKS - 89.8%
		CASINO HOTELS - 19.9%
	1,700	Boyd Gaming Corp.	$ 31,875
	1,400	Las Vegas Sands Corp. *	106,708
	12,000	Melco PBL Entertainment Macau Ltd. *	158,400
	2,100	MGM Mirage *	107,415
	1,100	Wynn Resorts, Ltd.	115,874
			520,272

		COMPUTERS - 2.4%
	7,000	PacificNet, Inc. *	7,770
	7,600	Transact Technologies, Inc. *	56,164
			63,934

		COMMERCIAL SERVICES - FINANCE - 0.3%
	21,000	Cash Systems, Inc. *	6,930

		ENTERTAINMENT SOFTWARE - 6.6%
	3,300	Activision, Inc. *	89,265
	1,600	Electronic Arts, Inc. *	82,352
			171,617

		GAMBLING AND RACETRACKS - 15.3%
	9,500	Empire Resorts, Inc. *	25,555
	8,000	Penn National Gaming, Inc. *	341,760
	2,100	Pinnacle Entertainment, Inc. *	32,592
			399,907

		GAMING SERVICES AND MANUFACTURERS - 25.7%
	3,300	Bally Technologies, Inc. *	111,177
	16,000	Elixir Gaming Technologies, Inc. *	28,640
	10,000	GameTech International, Inc. *	54,100
	5,000	Gaming Partners International Corp. *	33,200
	4,100	International Game Technology	142,434
	27,500	Progressive Gaming International Corp. *	47,025
	3,200	Scientific Games Corp. *	90,112
	10,500	Shuffle Master, Inc. *	51,555
	3,100	WMS Industries, Inc. *	112,189
			670,432

		RETAIL - APPAREL - 2.0%
	1,500	Coach, Inc. *	53,355

		RETAIL - COMPUTER EQUIPMENT - 6.1%
	2,900	GameStop Corp. *	159,616

		WEB PORTALS / ISP - 11.5%
	2,000	CryptoLogic, Ltd.	39,920
	8,000	GigaMedia, Ltd. *	124,480
	2,100	Pefect World Co., Ltd. *	60,312
	1,100	Sohu.com, Inc. *	76,043
			300,755

		TOTAL COMMON STOCKS (Cost $2,284,031)	2,346,818

	Contracts
		PURCHASED OPTIONS - 8.6%
	40	International Game Technology Jan 09 40 Call	8,200
	100	International Game Technology Jan 09 50 Call	4,400
	110	Melco PBL Enetertainment ADR Jul 08 7.50 Call	64,900
	35	Penn National Gaming, Inc. Jul 08 45 Call	21,700
	50	Penn National Gaming, Inc. Jul 08 50 Call	22,000
	35	Penn National Gaming, Inc. Jul 08 55 Call	10,150
	140	Penn National Gaming, Inc. Jul 08 60 Call	21,420
	40	Penn National Gaming, Inc. Jul 08 40 Put	21,400
	40	Penn National Gaming, Inc. Jul 08 50 Put	45,000
	25	Shuffle Master, Inc. Jan 09 5 Call	2,938
	50	Shuffle Master, Inc. Jan 09 7.50 Call	2,250

		TOTAL PURCHASED OPTIONS (Cost $240,258)	224,358

		SHORT-TERM INVESTMENTS - 0.7%
	17,766	Milestone Treasury Obligation Portfolio -Institutional Class, 1.93%, 5/1/08**
		(Cost $17,766)	17,766

		TOTAL INVESTMENTS - 99.1% (Cost $2,542,055) (a)	$ 2,588,942
		OTHER ASSETS & LIABILITIES - 0.9%	21,773
		NET ASSETS - 100.0%	$ 2,610,715

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 373,947
		Unrealized depreciation:	(327,060)
		Net unrealized appreciation:	$ 46,887

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on April 30, 2008.

	Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and
	semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157
	(FAS 157), Fair Value Measurements.

	These inputs are summarized in the three broad level listed below.
	Level 1 - quoted prices in active markets for identical securities.
	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,
	credit risk, etc.)
	Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing
	in those securities.

The following is a summary of the inputs used as of April 30, 2008 in valuing the fund's assets carried at fair value:

Valuation inputs	Investment in Securites ($)	Other Financial Instruments* ($)
Level 1- Quoted Prices	2,571,176	0
Level 2 - Other Significant Observable Inputs	17,766	0
Level 3 - Significant Unobservable Inputs	0	0
Total	2,588,942	0

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/20/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/20/08

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/20/08